Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
3 3	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2022 up through May
 1
5
, 2023, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed below:

On January
3, 2023, the Company
disposed 100% of its

1,702,899
shares in Treasure Global Inc for an aggregate price of approximately
USD3,065,218 (USD1.80 per share).
As a result of the transaction
, the Company hold nil of the equity interest in Treasure Global Inc.

On April 17, 2023, the Company closed its initial public offering. In our initial public offering, the Company issued
1,280,000 Ordinary Shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of USD5,120,000 before deducting any underwriting discounts or expenses. The Ordinary Shares were previously approved for listing on Nas
d
aq Capital
and
began trading on April 13, 2023 on the Nasdaq Capital Market under the ticker symbol “VCIG”.